Shareholders' Equity (Components Of Accumulated Other Comprehensive Income, Net Of Tax) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Equity [Abstract]
Net unrealized gains / (losses) on available-for-sale securities	$ (0.1)	$ (0.5)
Net unrealized gains / (losses) on hedging instruments	(72.1)	(45.3)
Translation adjustment	94.9	92.1
Accumulated other comprehensive income	$ 22.7	$ 46.3